Retirement-Related Benefits - All Retirement Plans Cost (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost		$ 991	$ 924	$ 992
Total retirement-related benefits net periodic cost		1,149	7,732	2,601
Pension settlement charge	$ 5,900	0	5,894	0
Pension Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost		30	6,693	1,438
Other Postretirement Benefits Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost		128	115	172
United States
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost		615	555	582
Total retirement-related benefits net periodic cost		378	6,497	1,029
United States | Pension Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost		(329)	5,857	319
Pension settlement charge	$ 5,900		5,900
United States | Other Postretirement Benefits Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost		92	85	127
Non-U.S. Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost		376	369	409
Total retirement-related benefits net periodic cost		771	1,235	1,573
Non-U.S. Plans | Pension Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost		359	836	1,119
Non-U.S. Plans | Other Postretirement Benefits Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost		$ 36	$ 30	$ 44